TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ (6,556)	$ (2,372)	$ 9,737
Foreign	219	(5,292)	(983)
Pre-tax income (loss)	$ (6,337)	$ (7,664)	$ 8,754